TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
TRANSACTIONS WITH RELATED PARTIES	32. TRANSACTIONS WITH RELATED PARTIES

During the Company’s operations, rights and obligations are generated between related parties, arising from administrative expenses and provision of services

32.1        Transactions with related parties

In the year ended December 31, 2020, Natura &Co reimbursed the amount of R$ 148,274 of expenses regarding the transaction costs for the acquisition of Avon paid by its subsidiary Natura Cosméticos. This reimbursement was registered in the profit or loss line item “Other net operating expenses”. For the other transactions, they were not carried forward as income statement, as they refer to the transfer of expenses related to purchase option plans and restricted shares.

32.2        Transactions with uncontrolled and unconsolidated related parties

Instituto Natura holds shares in the Essential Investment Fund. As of December 31, 2021, the balance is R$ 3,835 (R$ 3,414 as of December 31, 2020).

On June 5, 2012, an agreement was entered between Indústria e Comércio de Cosméticos Natura Ltda., and Bres Itupeva Empreendimentos Imobiliários Ltda., (“Bres Itupeva”), for the construction and leasing of processing center to distribution and warehousing of products (HUB), in Itupeva, State of São Paulo. In 2019, Bres Itupeva granted its credits to BRC Securitizadora S.A., to which Natura makes monthly payments. Messrs. Antônio Luiz da Cunha Seabra, Guilherme Peirão Leal and Pedro Luiz Barreiros Passos, members of the Company’s controlling group, indirectly control Bres Itupeva. This agreement was amended on February 10, 2021, with Natura Cosméticos becoming the lessee. The amount involved in the transaction is recorded under item “Right of Use” of “Buildings” in the amount of R$60,998 (R$39,346 under “Buildings” of Property, Plant and Equipment as of December 31, 2020) and in the year ended December 31, 2020, the total amount paid as rent was R$14,094 (R$13,086 for the year ended December 31, 2020).

On January 8, 2021, a transaction with related party was carried out between the subsidiary Natura Cosméticos S.A., as lessee and owner, Indústria e Comércio de Cosméticos Natura Ltda. and Natura &Co Holding S.A., as guarantors, and a special purpose company (Bresco IX) indirectly held by Messrs. Antônio Luiz da Cunha Seabra, Guilherme Peirão Leal and Pedro Luiz Barreiros Passos, (Co-Chairmen of the Board of Directors of the Company), as lessor and surface-right owner. This transaction was entered into with the purpose of expanding the Company’s distribution network and increasing its logistical efficiency through the installation of a new distribution hub in the State of Alagoas. This is a build-to-suit lease in which the property has not yet been delivered and, therefore, there was no disbursement during the year ended December 31, 2021.

On May 12, 2021, a transaction was entered between the Natura Cosméticos S.A., as lessee, and Bresco Logística Fundo de Investimento Imobiliário, as lessor, indirectly held by Messrs. Antônio Luiz da Cunha Seabra, Guilherme Peirão Leal and Pedro Luiz Barreiros Passos. (Co-Chairmen of the Board of Directors of the Company). This transaction had the purpose of keeping the Company’s distribution hub activities in the city of Canoas, State of Rio Grande do Sul. The amount involved in the transaction is recorded under item “Right of Use” of “Buildings” in the amount of R$5,840 and in the year ended December 31, 2020, the total amount paid as rent was R$1,488.

The subsidiary Natura Cosméticos S.A. and Raia Drogasil S.A. entered into a purchase and sale agreement and other covenants for selling products in Raia and Drogasil. Mr. Guilherme Peirão Leal and Mr. Pedro Luiz Barreiros Passos, (Co-Chairmen of the Board of Directors of the Company), indirectly hold shareholding interest in Raia Drogasil S.A. This contract was finalized during the year 2020.

In the year ended December 31, 2021, there was no transfer of donation associated with the maintenance of the Company to Instituto Natura. As of December 31, 2020, the amount of R$692 was transferred, as donation associated to maintenance, referring to 0.5% of the net income assessed for the previous year and donation associated with the net income of sales of the Natura Crer Para Ver product line in the amount of R$35,000 as of December 31, 2021 (R$35,000 as of December 31, 2020).

The Company has a structure of internal controls to support the identification, monitoring and approval of transactions between Related Parties.

32.3        Key management personnel compensation

The total compensation of the key management personnel is as follows:

	2021			2020			2019
	Compensation			Compensation			Compensation
			Total			Total	Fixed	Variable	Total
	Fixed	Variable		Fixed	Variable
Board of Directors	15,043	72,187	87,230	16,123	65,011	81,134	22,056	30,919	52,975
Executive Board	51,576	71,162	122,738	49,187	80,218	129,405	32,963	42,142	75,105
	66,619	143,349	209,968	65,310	145,229	210,539	55,019	73,061	128,080

The line item “Executive Board” includes the amount of R$ 1,201 related to the amortization of the Confidentiality and Non-Compete Agreement during the fiscal year ended December 31, 2020. The corresponding amount in 2021 was nil.

Where changes in roles occurred during the year, the total for the year is reported in the row effective as of December 31, 2021. The totals in the table above include the employer social security charges.

The amounts include increases and / or reversals of the cumulative expense recognized in the previous years due to reassessments of the number of awards expected to vest and re-estimation of the social security charges expected to be payable by the Company on vesting.

32.4        Share-based payments

Breakdown of the Company executive officers’ share-based payments compensation:

	Options
	Option balance (number)(a)			Average fair value of options R$			Average exercise price [1] R$
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Board of directors and executive board	11,750,270	12,847,760	13,059,677	12.47	8.64	8.40	21.21	16.49	16.51

	Share balance (number) ² (a)			Average fair value ² - R$
	2021	2020	2019	2021	2020	2019
Board of directors and executive board	4,472,638	5,293,874	1,012,641	45.34	51.20	19.23

(1)	The number of options, their average fair value and average exercise price are shown after taking into account the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.
(2)	The number of restricted and performance shares and their average fair value are shown after taking into account the stock split approved at the Extraordinary Shareholders’ Meeting held on September 17, 2019.
(a)	The number of awards includes the awards non-vested and vested but not exercised.

The stock option and award balances above do not include the awards related to the Avon Products Inc. plans that were in place prior to the acquisition by Natura &Co, as described in section 29.2.

Certain awards are to be exercised in ADRs rather than B3 shares. The number of awards throughout this disclosure note have been presented using B3 equivalents to ensure consistency. The number of performance shares is disclosed assuming achievement of performance conditions at target, whereas the expense recognized in the year reflects the latest reassessment of the number of awards expected to vest.